Interest expense - Interest on Debt Facilities (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Debt Instrument [Line Items]
Total debt principal	$ 0	$ (30)	$ 0	$ (41)	$ (24)
Pre-filing senior credit facilities
Debt Instrument [Line Items]
Total debt principal	0	0	0	0	(24)
Post-emergence first-lien senior secured
Debt Instrument [Line Items]
Total debt principal	0	(3)	0	(5)	0
Post-emergence second lien senior secured
Debt Instrument [Line Items]
Total debt principal	0	(26)	0	(35)	0
Post-emergence unsecured convertible bond
Debt Instrument [Line Items]
Total debt principal	$ 0	$ (1)	$ 0	$ (1)	$ 0